Commitments and contingencies - Movements in prepayments on flight equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Deposits on Flight Equipment [Roll Forward]
Prepayments on flight equipment at beginning of period	$ 3,806,602	$ 4,586,848
Prepayments and additions during the period, net	742,076	361,702
Interest paid and capitalized during the period	60,826	45,376
Prepayments and capitalized interest applied to the purchase of flight equipment	(911,686)	(364,980)
Prepayments on flight equipment at end of period	$ 3,697,818	$ 4,628,946